JPMorgan SmartRetirement 2065 Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
R2 R3 R4 R5 R6 Shares [Member] | JPMorgan SmartRetirement 2065 Fund | Class R2
Prospectus [Line Items]
Annual Return [Percent]	17.15%	13.78%	19.10%